Investments (Net Investment Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 5,723	$ 6,268	$ 5,685
Investment expense	(208)	(157)	(175)
Net investment income	5,515	6,111	5,510
Fixed maturity securities [Member] | AFS Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	4,469	4,351	4,334
Trading securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	182	167	202
Available-for-sale equity securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	11	3	3
Mortgage Loans On Real Estate [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	689	680	677
Policy loans [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	101	115	125
Cash and invested cash [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	13		12
Commercial mortgage loan prepayment and bond makewhole premiums [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	105	199	82
Alternative investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	66	679	197
Consent fees [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	8	10	7
Other investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 79	$ 64	$ 46